UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP GROWTH FUND

FORM N-Q

AUGUST 31, 2014

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	August 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 17.0%
Hotels, Restaurants & Leisure - 1.6%
Yum! Brands Inc.	251,990	$18,251,636

Internet & Catalog Retail - 3.6%
Amazon.com Inc.	118,183	40,068,764	*

Media - 6.1%
Comcast Corp., Special Class A Shares	559,140	30,529,044
Twenty-First Century Fox Inc.	249,130	8,824,185
Walt Disney Co.	313,570	28,183,671

Total Media		67,536,900

Multiline Retail - 2.0%
Target Corp.	373,620	22,443,353

Specialty Retail - 2.7%
Home Depot Inc.	327,641	30,634,434

Textiles, Apparel & Luxury Goods - 1.0%
NIKE Inc., Class B Shares	136,399	10,714,142

TOTAL CONSUMER DISCRETIONARY		189,649,229

CONSUMER STAPLES - 7.2%
Beverages - 4.1%
Anheuser-Busch InBev NV, ADR	231,830	25,913,958
Coca-Cola Co.	485,520	20,255,894

Total Beverages		46,169,852

Food & Staples Retailing - 3.1%
CVS Caremark Corp.	433,379	34,431,961

TOTAL CONSUMER STAPLES		80,601,813

ENERGY - 5.5%
Energy Equipment & Services - 5.5%
Cameron International Corp.	368,000	27,353,440	*
Schlumberger Ltd.	306,090	33,559,708

TOTAL ENERGY		60,913,148

FINANCIALS - 6.5%
Capital Markets - 4.0%
BlackRock Inc.	83,340	27,546,370
Charles Schwab Corp.	594,550	16,950,621

Total Capital Markets		44,496,991

Diversified Financial Services - 2.5%
CME Group Inc.	168,898	12,929,142
Nasdaq OMX Group Inc.	351,830	15,294,050

Total Diversified Financial Services		28,223,192

TOTAL FINANCIALS		72,720,183

HEALTH CARE - 19.1%
Biotechnology - 8.8%
Amgen Inc.	98,260	13,695,479
Biogen Idec Inc.	115,030	39,459,891	*
Celgene Corp.	378,810	35,994,526	*
Regeneron Pharmaceuticals Inc.	27,080	9,492,082	*

Total Biotechnology		98,641,978

Health Care Providers & Services - 2.5%
UnitedHealth Group Inc.	318,060	27,569,441

Life Sciences Tools & Services - 1.9%
Thermo Fisher Scientific Inc.	173,022	20,798,974

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	SHARES	VALUE
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	387,814	$19,642,779
Johnson & Johnson	259,820	26,951,129
Zoetis Inc.	532,841	18,883,885

Total Pharmaceuticals		65,477,793

TOTAL HEALTH CARE		212,488,186

INDUSTRIALS - 9.1%
Aerospace & Defense - 1.3%
Precision Castparts Corp.	60,017	14,647,749

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	199,260	19,393,976

Electrical Equipment - 1.6%
Eaton Corp. PLC	251,370	17,548,140

Industrial Conglomerates - 1.4%
General Electric Co.	605,450	15,729,591

Professional Services - 1.3%
Towers Watson & Co., Class A Shares	129,220	14,166,388

Trading Companies & Distributors - 1.8%
W. W. Grainger Inc.	79,385	19,544,587

TOTAL INDUSTRIALS		101,030,431

INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 2.6%
Juniper Networks Inc.	573,748	13,305,216
QUALCOMM Inc.	199,450	15,178,145

Total Communications Equipment		28,483,361

Internet Software & Services - 11.8%
Akamai Technologies Inc.	453,664	27,410,379	*
eBay Inc.	506,690	28,121,295	*
Facebook Inc., Class A Shares	282,620	21,145,628	*
Google Inc., Class C Shares	37,628	21,508,165	*
Google Inc., Class A Shares	37,628	21,913,042	*
LinkedIn Corp., Class A Shares	48,207	10,882,730	*

Total Internet Software & Services		130,981,239

IT Services - 2.9%
Visa Inc., Class A Shares	153,854	32,697,052

Semiconductors & Semiconductor Equipment - 2.7%
Texas Instruments Inc.	336,321	16,203,946
Xilinx Inc.	337,200	14,246,700

Total Semiconductors & Semiconductor Equipment		30,450,646

Software - 7.5%
Check Point Software Technologies Ltd.	172,343	12,239,800	*
Citrix Systems Inc.	341,560	23,998,005	*
Microsoft Corp.	556,060	25,261,806
Red Hat Inc.	361,730	22,036,592	*

Total Software		83,536,203

Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc.	294,756	30,212,490
EMC Corp.	655,850	19,367,251

Total Technology Hardware, Storage & Peripherals		49,579,741

TOTAL INFORMATION TECHNOLOGY		355,728,242

MATERIALS - 2.0%
Chemicals - 2.0%
Monsanto Co.	194,393	22,481,550

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $576,473,204)		1,095,612,782

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 8/29/14 with RBS Securities Inc.; Proceeds at maturity - $13,465,794; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 1/15/15 to 2/15/42; Market value - $13,735,050)	0.040%	9/2/14	$13,465,734	$13,465,734

Interest in $581,060,000 joint tri-party repurchase agreement dated 8/29/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $5,216,295; (Fully collateralized by various U.S. government obligations, 0.000% due 11/15/26 to 2/15/42; Market value - $5,372,754)	0.050%	9/2/14	5,216,266	5,216,266

TOTAL SHORT-TERM INVESTMENTS (Cost - $18,682,000)				18,682,000

TOTAL INVESTMENTS - 100.0% (Cost - $595,155,204#)				1,114,294,782
Other Assets in Excess of Liabilities - 0.0%				339,462

TOTAL NET ASSETS - 100.0%				$1,114,634,244

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,095,612,782	—	—	$1,095,612,782
Short-term investments†	—	$18,682,000	—	18,682,000

Total investments	$1,095,612,782	$18,682,000	—	$1,114,294,782

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$519,631,672
Gross unrealized depreciation	(492,094)

Net unrealized appreciation	$519,139,578

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 22, 2014

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 22, 2014